SIGNIFICANT ACCOUNTING POLICIES - Related parties concentration of credit risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Concentration of credit risk
Amounts due from related parties	¥ 61,098	¥ 138,614	$ 8,605
Concentration credit risk | Related parties concentration risk | Related parties | Major Customers
Concentration of credit risk
Amounts due from related parties	¥ 35,385	¥ 117,944
Concentration risk, percentage	68.70%	81.40%
Concentration credit risk | Related parties concentration risk | Related parties | Company C
Concentration of credit risk
Amounts due from related parties	¥ 35,385	¥ 117,944
Concentration risk, percentage	68.70%	81.40%